Stock-Based Compensation - Restricted Stock Awards, Activity (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restricted Stock Awards
Restricted Stock nonvested, ending balance (in shares)	3,900
Restricted class A common stock
Restricted Stock Awards
Restricted Stock nonvested, beginning balance (in shares)	891
Restricted Stock Awards granted (in shares)	0	3,486
Restricted Stock Awards vested (in shares)	(546)
Restricted Stock Awards canceled (in shares)	(10)
Restricted Stock nonvested, ending balance (in shares)	335	891
Weighted-Average Grant-Date Fair Value
Weighted Average Grant Date Fair Value, nonvested, beginning balance (in USD per share)	$ 0.0121
Weighted Average Grant Date Fair Value, granted (in USD per share)	0	$ 0.0121
Weighted Average Grant Date Fair Value, vested (in USD per share)	0.0121
Weighted Average Grant Date Fair Value, canceled (in USD per share)	0.0121
Weighted Average Grant Date Fair Value, nonvested, ending balance (in USD per share)	$ 0.0121	$ 0.0121